Stock Options (Details)		1 Months Ended
	Feb. 06, 2018	Feb. 16, 2018	Feb. 15, 2018	Jul. 27, 2017	Jul. 20, 2017
Weighted-average volatility	157.00%	158.00%	153.00%	263.00%	263.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	1 year	1 year	1 year	10 years	10 years
Weighted-average risk-free interest rate	2.00%	2.00%	1.99%	1.16%	1.17%
Stock Option [Member]
Weighted-average volatility		153.00%
Expected dividends		0.00%
Expected term (in years)		1 year
Weighted-average risk-free interest rate		2.00%